Performance Management - Income Opportunities Fund	Oct. 31, 2024
Income Opportunities Fund - Classes A, L, I, C, R6
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provides a means to compare the Fund’s average annual total  returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund changed its name from Morgan Stanley Global Fixed Income Opportunities Fund to Morgan Stanley Income Opportunities Fund effective May 30, 2025. Additionally, effective May 30, 2025, the Fund changed its primary benchmark to the  Bloomberg U.S. Aggregate Index because the Adviser believes it is a more appropriate benchmark for the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.
Effective May 30, 2025, the Fund’s principal investment strategies changed. The performance information in the bar chart and table prior to that date reflects the Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	8.25%
Low Quarter	03/31/20	-7.86%

Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(7.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]
Average Annual Total Returns - Income Opportunities Fund - Classes A, L, I, C, R6				12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024 Average Annual Return, Percent		Dec. 31, 2023 Average Annual Return, Percent	Dec. 31, 2023 Average Annual Return, Percent	Dec. 31, 2023 Average Annual Return, Percent
A	[1]	3.67%		2.97%	1.56%	2.79%
A | After Taxes on Distributions	[1],[2]	1.46%		0.80%	(0.19%)	1.13%
A | After Taxes on Distributions and Sales	[1]	1.77%		1.72%	0.42%	1.40%
L	[1]	3.31%		6.01%	1.86%	2.82%
I	[1]	4.08%		6.76%	2.50%	3.43%
Class C	[1]	2.42%	[3]	4.60%	1.46%	0.00%
CLASS R6	[1]	3.94%		6.87%	2.59%	3.50%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)	[5]	4.03%	[4]	1.25%	(0.33%)	1.35%
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)	[6]	4.27%	[4]	3.40%	0.48%	2.01%
Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)	[7]	3.74%	[4]	3.40%	0.48%	1.40%
[1]	Class A, L and I shares commenced operations on July 28, 1997. Class R6 shares commenced operations on September 13, 2013 and Class C shares commenced operations on April 30, 2015.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[3]	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.
[4]	Since Inception reflects the inception date of Class A shares.
[5]	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.
[6]	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.
[7]	The Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Fund’s inception to December 31, 2016 to the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
Income Opportunities Fund - Class IR
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the  risks of investing in the Fund by showing changes in the Fund’s  Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one and five year periods and since inception compare with those of a broad measure of market performance. The Fund changed its name from Morgan Stanley Global Fixed Income Opportunities Fund to Morgan Stanley Income Opportunities Fund effective May 30, 2025. Additionally, effective May 30, 2025, the Fund changed its primary benchmark to the  Bloomberg U.S. Aggregate Index because the Adviser believes it is a more appropriate benchmark for the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how  the Fund will perform in the future. Updated performance  information is available online at www.morganstanley.com/im  or by calling toll-free 1-800-869-6397.
Effective May 30, 2025, the Fund’s principal investment strategies changed. The performance information in the bar chart and table prior to that date reflects the Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class IR shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one and five year periods and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	8.23%
Low Quarter	03/31/20	-7.84%

Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(7.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]
Average Annual Total Returns - Income Opportunities Fund - Class IR				12 Months Ended	60 Months Ended
		Oct. 31, 2024 Average Annual Return, Percent		Dec. 31, 2023 Average Annual Return, Percent	Dec. 31, 2023 Average Annual Return, Percent
Class IR	[1]	3.45%		6.87%	2.56%
Class IR | After Taxes on Distributions	[1],[2]	1.51%		4.51%	0.67%
Class IR | After Taxes on Distributions and Sales	[1]	1.79%		4.02%	1.12%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)	[1],[4]	1.34%	[3]	1.25%	(0.33%)
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)	[1],[5]	1.89%	[3]	3.40%	0.48%
[1]	Class IR shares commenced operations on June 15, 2018.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[3]	Since Inception reflects the inception date of Class IR shares.
[4]	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believes the Bloomberg U.S. Aggregate Index is a more appropriate benchmark for the Fund.
[5]	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from the Class IR shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from the Class IR shares’ returns. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397